UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04193

RSI Retirement Trust
(Exact name of registrant as specified in charter)

150 East 42nd Street New York, NY		10017
(Address of principal executive offices)		(Zip code)

150 East 42nd Street New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust

STATEMENT OF INVESTMENTS

CORE EQUITY FUND

December 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
CONSUMER DISCRETIONARY— 8.5%
Abercrombie & Fitch Co., Class A	289	$23,111
Amazon.com, Inc. *(a)	1,103	102,182
Apollo Group, Inc., Class A *(a)	10,957	768,634
AutoNation, Inc. *(a)	426	6,671
AutoZone, Inc. *	169	20,265
Bed Bath & Beyond, Inc. *	1,011	29,713
Best Buy Co., Inc. (a)	11,660	613,899
Big Lots, Inc. *(a)	379	6,060
Black & Decker Corp. (The) (a)	219	15,253
Brunswick Corp. (a)	304	5,183
Carnival Corp.	1,499	66,691
CBS Corp., Class B	2,375	64,719
Centex Corp.	478	12,074
Circuit City Stores, Inc. (a)	694	2,915
Clear Channel Communications, Inc.	1,805	62,309
Coach, Inc. *	1,264	38,653
Comcast Corp., Class A *	10,855	198,212
Constellation Brands, Inc., Class A *(a)	700	16,548
Darden Restaurants, Inc.	497	13,772
Dillard’s, Inc., Class A (a)	258	4,845
Directv Group, Inc. (The) *	2,600	60,112
E.W. Scripps Co. (The), Class A (a)	303	13,638
Eastman Kodak Co.	1,013	22,154
Expedia, Inc. *	721	22,798
Family Dollar Stores, Inc. (a)	548	10,538
Ford Motor Co. *	7,357	49,513
Fortune Brands, Inc.	570	41,245
GameStop Corp., Class A *	558	34,657
Gannett Co., Inc.	853	33,267
Gap, Inc. (The) (a)	1,668	35,495
General Motors Corp.	1,952	48,585
Genuine Parts Co.	561	25,974
Goodyear Tire & Rubber Co. *	770	21,729
H&R Block, Inc.	1,198	22,247
Harley-Davidson, Inc. (a)	886	41,385
Harman International Industries, Inc.	208	15,332
Harrah’s Entertainment, Inc. (a)	674	59,818
Hasbro, Inc.	560	14,325
Home Depot, Inc. (The)	5,926	159,646
International Game Technology	1,108	48,674
Interpublic Group of Cos., Inc. *	1,613	13,081
J.C. Penney Co., Inc. (a)	8,015	352,580
Johnson Controls, Inc. (a)	2,188	78,856
Jones Apparel Group, Inc.	345	5,517
KB Home	328	7,085
Kimco Realty Corp.	937	34,107
Kohl’s Corp. *	1,111	50,884
Leggett & Platt, Inc. (a)	584	10,185
Limited Brands, Inc.	1,112	21,050
Liz Claiborne, Inc. (a)	427	8,690
Lowe’s Cos., Inc.	5,220	118,076
Macy’s, Inc.	1,528	39,529
Marriott International, Inc., Class A (a)	1,110	37,940
Mattel, Inc. (a)	1,366	26,009
McDonald’s Corp.	20,694	1,219,084
McGraw-Hill Cos., Inc. (The)	1,147	50,250
Meredith Corp.	132	7,257
New York Times Co. (The), Class A (a)	598	$10,483
Newell Rubbermaid, Inc.	932	24,120
News Corp., Class A	38,700	792,963
Nike, Inc., Class B	1,348	86,596
Nordstrom, Inc. (a)	671	24,646
Office Depot, Inc. *	1,116	15,524
OfficeMax, Inc. (a)	290	5,991
Omnicom Group, Inc.	1,138	54,089
Polo Ralph Lauren Corp.	179	11,060
Pulte Homes, Inc. (a)	744	7,842
RadioShack Corp.	505	8,514
Reynolds American, Inc.	568	37,465
Sears Holdings Corp. *(a)	260	26,533
Sherwin-Williams Co.	374	21,707
Snap-on, Inc. (a)	190	9,166
Stanley Works Co. (The)	268	12,993
Staples, Inc. (a)	2,561	59,082
Starbucks Corp. *	2,569	52,587
Starwood Hotels & Resorts Worldwide, Inc. (a)	15,543	684,358
Target Corp.	2,932	146,600
Tiffany & Co.	469	21,588
Time Warner, Inc.	12,783	211,047
TJX Cos., Inc. (The)	1,629	46,801
V.F. Corp.	317	21,765
Viacom, Inc., Class B *	2,376	104,354
Wal-Mart Stores, Inc.	8,394	398,967
Walt Disney Co. (The)	38,449	1,241,134
Wendy’s International, Inc.	358	9,251
Whirlpool Corp. (a)	209	17,061
Whole Foods Market, Inc. (a)	453	18,482
Wyndham Worldwide Corp. (a)	653	15,385
Yum! Brands, Inc. (a)	1,818	69,575
		9,200,750
CONSUMER STAPLES— 9.5%
Altria Group, Inc. (a)	7,472	564,734
Anheuser-Busch Cos., Inc.	2,651	138,753
Archer Daniels Midland Co.	2,225	103,307
Avon Products, Inc.	24,954	986,432
Brown-Forman Corp., Class B (a)	310	22,974
Campbell Soup Co.	741	26,476
Clorox Co. (The)	469	30,565
Coca-Cola Co. (The)	22,208	1,362,905
Coca-Cola Enterprises, Inc. (a)	983	25,587
Colgate-Palmolive Co.	17,110	1,333,896
ConAgra Foods, Inc.	1,685	40,086
Costco Wholesale Corp. (a)	1,547	107,919
CVS / Caremark Corp.	38,705	1,538,524
Dean Foods Co.	433	11,197
Estee Lauder Cos., Inc. (The), Class A	373	16,266
General Mills, Inc.	1,156	65,892
H.J. Heinz Co.	1,148	53,589
Hershey Foods Corp. (a)	544	21,434
Kellogg Co.	1,025	53,741
Kimberly-Clark Corp.	1,515	105,050
Kraft Foods, Inc., Class A	5,418	176,789
Kroger Co. (The) (a)	2,456	65,600
McCormick & Co., Inc.	431	16,339
Molson Coors Brewing Co., Class B	468	24,158

See Notes to Statements of Investments

	SHARES	VALUE
CONSUMER STAPLES (Continued)
Pepsi Bottling Group, Inc. (The) (a)	488	$19,256
PepsiCo, Inc.	19,693	1,494,699
Procter & Gamble Co.	20,248	1,486,608
Safeway, Inc.	1,605	54,907
Sara Lee Corp.	2,588	41,563
SUPERVALU, Inc. (a)	712	26,714
Sysco Corp. (a)	2,119	66,134
Tyson Foods, Inc., Class A	1,000	15,330
UST, Inc.	511	28,003
Walgreen Co.	3,451	131,414
Washington Post Co. (The), Class B	20	15,829
William Wrigley Jr. Co.	602	35,247
William Wrigley Jr. Co., Class B	200	11,800
		10,319,717
ENERGY— 12.8%
AFLAC, Inc.	1,689	105,782
Anadarko Petroleum Corp.	1,632	107,206
Apache Corp.	1,216	130,769
Baker Hughes, Inc.	1,132	91,805
BJ Services Co.	1,014	24,600
Chesapeake Energy Corp.	1,556	60,995
Chevron Corp.	7,432	693,629
ConocoPhillips	5,660	499,778
Devon Energy Corp.	1,596	141,900
Duke Energy Corp.	4,418	89,111
Ensco International, Inc.	492	29,333
EOG Resources, Inc.	7,834	699,184
Exxon Mobil Corp.	36,989	3,465,499
Halliburton Co.	3,132	118,734
Hess Corp.	928	93,598
Marathon Oil Corp. (a)	2,474	150,568
Murphy Oil Corp.	623	52,855
Nabors Industries Ltd. *	956	26,185
National-Oilwell, Inc. *	1,320	96,967
Noble Corp. (a)	890	50,294
Noble Energy, Inc.	569	45,247
Occidental Petroleum Corp.	2,949	227,044
Questar Corp.	578	31,270
Range Resources Corp.	400	20,544
Rowan Cos., Inc.	427	16,849
Schlumberger Ltd.	25,480	2,506,468
Smith International, Inc.	711	52,507
Sunoco, Inc.	9,478	686,586
Tesoro Corp. (a)	506	24,136
Transocean, Inc. *	9,626	1,377,962
Valero Energy Corp.	1,961	137,329
Weatherford International, Inc. *(a)	15,080	1,034,488
XTO Energy, Inc. (a)	20,905	1,073,681
		13,962,903
FINANCIALS— 12.3%
ACE Ltd.	1,158	71,541
Allstate Corp. (The)	1,971	102,945
Ambac Financial Group, Inc. (a)	354	9,123
American Capital Strategies Ltd.	632	20,831
American Express Co.	15,550	808,911
American International Group, Inc.	9,009	525,225
Ameriprise Financial, Inc.	873	48,111
Aon Corp.	989	47,165
Apartment Investment & Management Co. (a)	328	11,391
Assurant, Inc. (a)	342	22,880
Avalonbay Communities, Inc. - REIT	240	$22,594
Bank of America Corp.	15,808	652,238
Bank of New York Mellon Corp. (a)	4,117	200,745
BB&T Corp.	1,905	58,426
Bear Stearns Cos., Inc. (a)	395	34,859
Boston Properties, Inc.	418	38,377
Capital One Financial Corp.	1,373	64,888
CB Richard Ellis Group, Inc., Class A *(a)	733	15,796
Charles Schwab Corp.	29,594	756,127
Chubb Corp.	1,302	71,063
Cincinnati Financial Corp.	569	22,498
CIT Group, Inc.	700	16,821
Citigroup, Inc.	36,255	1,067,347
CME Group, Inc.	188	128,968
Comerica, Inc.	570	24,812
Commerce Bancorp, Inc.	703	26,812
Countrywide Financial Corp. (a)	2,036	18,202
Developers Divers Realty Corp. - REIT	459	17,575
Discover Financial Services	1,612	24,309
E*TRADE Financial Corp. *(a)	1,500	5,325
Equity Residential	927	33,808
Fannie Mae	3,473	138,851
Federated Investors, Inc. (a)	325	13,377
Fidelity National Information Services, Inc.	639	26,576
Fifth Third Bancorp (a)	1,862	46,792
First Horizon National Corp. (a)	440	7,986
Franklin Resources, Inc.	7,176	821,150
Freddie Mac	2,309	78,668
General Growth Properties, Inc. - REIT	800	32,944
Genworth Financial, Inc. (a)	1,600	40,720
Goldman Sachs Group, Inc. (The)	5,010	1,077,400
Hartford Financial Services Group, Inc.	1,073	93,555
Host Hotels & Resorts, Inc. - REIT (a)	1,800	30,672
Hudson City Bancorp, Inc.	2,255	33,870
Huntington Bancshares, Inc.	1,225	18,081
IntercontinentalExchange, Inc. *	5,488	1,056,440
J.P. Morgan Chase & Co.	12,034	525,284
Janus Capital Group, Inc.	597	19,611
KeyCorp	1,309	30,696
Legg Mason, Inc.	411	30,065
Lehman Brothers Holdings, Inc.	1,877	122,831
Leucadia National Corp.	586	27,601
Lincoln National Corp. (a)	967	56,299
Loews Corp.	1,524	76,718
M&T Bank Corp.	235	19,169
Marsh & McLennan Cos., Inc. (a)	1,856	49,128
Marshall & Ilsley Corp.	917	24,282
MBIA, Inc. (a)	468	8,719
Merrill Lynch & Co., Inc.	2,999	160,986
MetLife, Inc.	2,586	159,349
MGIC Investment Corp. (a)	357	8,008
Moody’s Corp. (a)	740	26,418
Morgan Stanley	3,724	197,782
National City Corp.	2,265	37,282
Northern Trust Corp.	14,105	1,080,161
NYSE Euronext (a)	900	78,993

See Notes to Statements of Investments

	SHARES	VALUE
FINANCIALS (Continued)
Plum Creek Timber Co., Inc.	722	$33,241
PNC Financial Services Group, Inc.	1,378	90,466
Principal Financial Group, Inc. (a)	861	59,271
Progressive Corp. (The) (a)	2,576	49,356
ProLogis	918	58,183
Prudential Financial, Inc.	1,615	150,260
Public Storage, Inc. (a)	467	34,282
Regions Financial Corp. (a)	2,429	57,446
Safeco Corp.	324	18,040
Simon Property Group, Inc.	862	74,873
SLM Corp. (a)	1,819	36,635
Sovereign Bancorp, Inc.	1,253	14,284
State Street Corp.	1,449	117,659
SunTrust Banks, Inc. (a)	1,198	74,863
Synovus Financial Corp.	1,212	29,185
T. Rowe Price Group, Inc.	1,050	63,924
Torchmark Corp. (a)	262	15,859
Travelers Cos., Inc. (The)	2,263	121,749
U.S. Bancorp (a)	6,256	198,565
UnumProvident Corp. (a)	1,276	30,356
Vornado Realty Trust	521	45,822
Wachovia Corp. (a)	6,790	258,224
Washington Mutual, Inc. (a)	3,012	40,993
Wells Fargo & Co.	12,133	366,295
Western Union Co.	2,681	65,095
XL Capital Ltd., Class A	624	31,393
Zions Bancorp	428	19,983
		13,382,479
HEALTH CARE— 14.7%
Abbott Laboratories	24,089	1,352,597
Aetna, Inc.	1,808	104,376
Allergan, Inc. (a)	13,292	853,878
AmerisourceBergen Corp.	594	26,653
Amgen, Inc. *	3,803	176,611
Applera Corp.	595	20,182
Barr Laboratories, Inc. *	404	21,452
Baxter International, Inc.	2,233	129,626
Becton, Dickinson & Co.	851	71,127
Biogen Idec, Inc. *	1,015	57,774
Boston Scientific Corp. *	4,727	54,975
Bristol-Myers Squibb Co. (a)	6,924	183,624
C.R. Bard, Inc.	392	37,162
Cardinal Health, Inc.	1,239	71,552
Celgene Corp. *(a)	15,428	712,928
CIGNA Corp. (a)	1,008	54,160
Coventry Health Care, Inc. *	503	29,803
Covidien Ltd.	1,683	74,540
Eli Lilly & Co.	3,462	184,836
Express Scripts, Inc., Class A *	900	65,700
Forest Laboratories, Inc. *	1,111	40,496
Genentech, Inc. *	10,100	677,407
Genzyme Corp. *	932	69,378
Gilead Sciences, Inc. *	24,620	1,132,766
Hospira, Inc. *	533	22,727
Humana, Inc. *	13,054	983,097
IMS Health, Inc.	696	16,036
Johnson & Johnson	10,131	675,738
King Pharmaceuticals, Inc. *	1,009	10,332
Laboratory Corp. of America Holdings *	397	29,985
McKesson Corp.	1,039	68,065
Medco Health Solutions, Inc. *(a)	1,005	$101,907
Medtronic, Inc. (a)	3,979	200,024
Merck & Co., Inc.	44,111	2,563,290
Millipore Corp. *(a)	225	16,466
Mylan Laboratories, Inc. (a)	900	12,654
Patterson Cos., Inc. *	453	15,379
Pfizer, Inc.	24,131	548,498
Quest Diagnostics, Inc. (a)	504	26,662
Schering-Plough Corp.	36,325	967,698
Shire Pharmaceuticals Group PLC - ADR (a)	12,481	860,565
St. Jude Medical, Inc. *	23,119	939,556
Stryker Corp.	858	64,110
Tenet Healthcare Corp. *	1,696	8,616
Thermo Fisher Scientific, Inc. *(a)	15,298	882,389
UnitedHealth Group, Inc. (a)	4,544	264,461
Varian Medical Systems, Inc. *(a)	389	20,290
Watson Pharmaceuticals, Inc. *	419	11,372
WellPoint, Inc. *	1,996	175,109
Wyeth	4,697	207,560
Zimmer Holdings, Inc. *	808	53,449
		15,949,638
INDUSTRIALS— 10.5%
3M Co.	10,152	856,017
Allied Waste Industries, Inc. *	1,030	11,351
Avery Dennison Corp.	337	17,908
Boeing Co. (The)	11,531	1,008,501
Burlington Northern Santa Fe Corp.	1,084	90,221
C.H. Robinson Worldwide, Inc.	566	30,632
Caterpillar, Inc.	2,182	158,326
Cintas Corp.	438	14,726
Cooper Industries Ltd.	628	33,209
CSX Corp.	1,456	64,035
Cummins, Inc.	316	40,249
D.R. Horton, Inc. (a)	1,000	13,170
Danaher Corp. (a)	819	71,859
Deere & Co.	18,144	1,689,569
Dover Corp.	653	30,097
Eaton Corp. (a)	539	52,256
Emerson Electric Co. (a)	2,800	158,648
Equifax, Inc. (a)	537	19,525
FedEx Corp.	1,107	98,711
Fluor Corp. (a)	6,480	944,266
General Dynamics Corp.	1,434	127,612
General Electric Co.	35,631	1,320,841
Goodrich Corp. (a)	385	27,185
Honeywell International, Inc.	2,606	160,451
Illinois Tool Works, Inc.	1,584	84,807
Ingersoll-Rand Co. Ltd.	1,088	50,559
ITT Industries, Inc.	634	41,869
Jacobs Engineering Group, Inc. *	482	46,084
L-3 Communications Holdings, Inc.	406	43,012
Lennar Corp., Class A (a)	533	9,535
Lockheed Martin Corp.	1,262	132,838
Manitowoc Co., Inc. (The) (a)	540	26,368
Masco Corp.	1,238	26,753
Monster Worldwide, Inc. *	450	14,580
Norfolk Southern Corp.	1,405	70,868
Northrop Grumman Corp.	1,142	89,807
PACCAR, Inc.	1,375	74,910
Pall Corp.	429	17,297

See Notes to Statements of Investments

	SHARES	VALUE
INDUSTRIALS (Continued)
Parker-Hannifin Corp.	568	$42,776
Peabody Energy Corp.	900	55,476
Pitney Bowes, Inc. (a)	762	28,987
Precision Castparts Corp. (a)	7,759	1,076,173
R.R. Donnelley & Sons Co.	812	30,645
Raytheon Co. (a)	1,565	94,996
Robert Half International, Inc.	538	14,548
Rockwell Automation, Inc.	534	36,825
Rockwell Collins, Inc. (a)	597	42,966
Ryder System, Inc. (a)	224	10,530
Southwest Airlines Co.	2,627	32,049
Terex Corp. *	364	23,867
Textron, Inc.	19,012	1,355,556
Trane, Inc.	622	29,054
Tyco International Ltd.	1,683	66,731
Union Pacific Corp. (a)	864	108,536
United Parcel Service, Inc.	3,676	259,967
United Technologies Corp.	3,422	261,920
W.W. Grainger, Inc.	210	18,379
Waste Management, Inc.	1,854	60,570
		11,419,203
INFORMATION TECHNOLOGY— 23.0%
Adobe Systems, Inc. *	33,995	1,452,606
Advanced Micro Devices, Inc. *(a)	1,916	14,370
Affiliated Computer Services, Inc., Class A *	319	14,387
Agilent Technologies, Inc. *	1,346	49,452
Akamai Technologies, Inc. *(a)	588	20,345
Altera Corp.	1,253	24,208
Analog Devices, Inc. (a)	1,039	32,936
Apple Computer, Inc. *	15,876	3,144,718
Applied Materials, Inc.	4,867	86,438
Autodesk, Inc. *	892	44,386
Automatic Data Processing, Inc.	1,855	82,603
BMC Software, Inc. *(a)	720	25,661
Broadcom Corp. *	1,680	43,915
CA, Inc.	1,364	34,032
Cisco Systems, Inc. *	70,942	1,920,400
Citrix Systems, Inc. *	599	22,768
Cognizant Technology Solutions Corp. *	17,946	609,087
Computer Sciences Corp. *	549	27,159
Compuware Corp. *	1,055	9,368
Convergys Corp. *	453	7,456
Corning, Inc.	5,587	134,032
Dell, Inc. *(a)	7,896	193,531
eBay, Inc. *	3,983	132,196
Electronic Arts, Inc. *	1,124	65,653
Electronic Data Systems Corp.	1,802	37,356
EMC Corp. *	49,498	917,198
Fiserv, Inc. *(a)	655	36,346
Google, Inc., Class A *	4,222	2,919,429
Hewlett-Packard Co.	59,380	2,997,502
IAC/InterActiveCorp *	700	18,844
Intel Corp.	82,059	2,187,693
International Business Machines Corp.	4,810	519,961
Intuit, Inc. *	1,140	36,035
Jabil Circuit, Inc.	728	11,117
Juniper Networks, Inc. *	1,839	61,055
KLA-Tencor Corp.	675	32,508
Lexmark International Group, Inc., ClassA *	355	$12,375
Linear Technology Corp.	743	23,650
LSI Logic Corp. *	2,528	13,424
MEMC Electronic Materials, Inc. *	764	67,606
Microchip Technology, Inc. (a)	767	24,099
Micron Technology, Inc. *(a)	2,671	19,365
Microsoft Corp.	90,064	3,206,278
Molex, Inc.	476	12,995
Motorola, Inc.	8,136	130,501
National Semiconductor Corp.	904	20,467
Network Appliance, Inc. *	1,239	30,925
Novell, Inc. *	1,479	10,161
Novellus Systems, Inc. *	411	11,331
NVIDIA Corp. *	1,936	65,863
Oracle Corp. *	14,159	319,710
Paychex, Inc.	1,176	42,595
PerkinElmer, Inc.	446	11,605
QLogic Corp. *	458	6,504
QUALCOMM, Inc.	5,753	226,381
Research In Motion Ltd. *	5,705	646,947
SanDisk Corp. *	824	27,332
Sun Microsystems, Inc. *(a)	2,908	52,722
Symantec Corp. *	3,212	51,842
Tellabs, Inc. *	1,556	10,176
Teradata Corp. *(a)	666	18,255
Teradyne, Inc. *	760	7,858
Texas Instruments, Inc.	38,668	1,291,511
Tyco Electronics Ltd.	1,683	62,490
Unisys Corp. *(a)	1,398	6,613
VeriSign, Inc. *	800	30,088
VMware, Inc., Class A *(a)	3,637	309,109
Waters Corp. *	420	33,209
Xerox Corp. *(a)	3,306	53,524
Xilinx, Inc.	1,075	23,510
Yahoo!, Inc. *	4,720	109,787
		24,957,559
MATERIALS— 2.6%
Air Products & Chemicals, Inc.	10,242	1,010,168
Alcoa, Inc.	2,972	108,627
Allegheny Technologies, Inc.	342	29,549
Ashland, Inc.	156	7,399
Ball Corp.	354	15,930
Bemis Co., Inc.	410	11,226
CONSOL Energy, Inc.	750	53,640
Dow Chemical Co. (The) (a)	3,357	132,333
E.I. Du Pont De Nemours & Co.	3,203	141,220
Eastman Chemical Co.	317	19,366
Ecolab, Inc. (a)	634	32,467
Freeport-McMoRan Copper & Gold, Inc., Class B	1,404	143,826
Hercules, Inc.	440	8,514
International Flavors & Fragrances, Inc.	229	11,022
International Paper Co.	1,547	50,092
MeadWestvaco Corp. (a)	624	19,531
Monsanto Co.	5,258	587,266
Newmont Mining Corp.	1,624	79,300
Nucor Corp.	1,015	60,108
Pactiv Corp. *	451	12,010
PPG Industries, Inc. (a)	533	37,433

See Notes to Statements of Investments

	SHARES	VALUE
MATERIALS (Continued)
Praxair, Inc.	1,176	$104,323
Rohm & Haas Co.	384	20,379
Sealed Air Corp.	634	14,671
Sigma-Aldrich Corp.	472	25,771
Titanium Metals Corp. (a)	352	9,310
United States Steel Corp.	389	47,034
Vulcan Materials Co. (a)	313	24,755
Weyerhaeuser Co. (a)	714	52,650
		2,869,920
TELECOMMUNICATION SERVICES— 3.3%
American Tower Corp., Class A *	1,400	59,640
AT&T, Inc.	67,955	2,824,210
CenturyTel, Inc.	361	14,967
Ciena Corp. *	290	9,892
Citizens Communications Co.	1,298	16,523
Embarq Corp.	490	24,270
JDS Uniphase Corp. *	770	10,241
Qwest Communications International, Inc. *(a)	5,569	39,039
Sprint FON Group	9,963	130,814
Verizon Communications, Inc. (a)	10,227	446,818
Windstream Corp.	1,718	22,368
		3,598,782
TRANSPORTATION— 0.0%
Expeditors International of Washington, Inc.	733	32,750

UTILITIES— 1.6%
AES Corp. (The) *	2,337	49,988
Allegheny Energy, Inc. (a)	539	34,286
Ameren Corp.	680	36,863
American Electric Power Co., Inc.	1,437	66,907
CenterPoint Energy, Inc.	1,141	19,545
CMS Energy Corp.	862	14,982
Consolidated Edison, Inc.	902	44,063
Constellation Energy Group, Inc.	614	62,953
Dominion Resources, Inc. (a)	2,110	100,119
DTE Energy Co.	523	22,991
Dynegy, Inc., Class A *	1,601	11,431
Edison International	1,175	62,710
El Paso Corp.	2,409	41,531
Entergy Corp.	651	77,808
Exelon Corp.	2,404	196,263
FirstEnergy Corp. (a)	1,047	75,740
FPL Group, Inc.	1,452	98,257
Integrys Energy Group, Inc.	239	12,354
Nicor, Inc. (a)	194	8,216
NiSource, Inc.	1,054	19,910
Pepco Holdings, Inc. (a)	679	19,915
PG&E Corp.	1,269	54,681
Pinnacle West Capital Corp.	309	13,105
PPL Corp.	1,360	70,842
Progress Energy, Inc.	925	44,798
Public Service Enterprise Group, Inc.	911	89,497
Sempra Energy	943	58,353
Southern Co.	2,663	103,191
Spectra Energy Corp.	2,209	57,036
TECO Energy, Inc.	853	14,680
Williams Cos., Inc. (The)	2,158	77,213

	SHARES/ PRINCIPAL AMOUNT	VALUE
UTILITIES (Continued)
Xcel Energy, Inc.	1,462	$32,997
		1,693,225

Total Common Stocks (Cost $83,512,705)		107,386,926

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS—0.1%
U.S. Treasury Bill, 4.65%, 1/17/08**	$120,000	119,827

Total United States Government & Agency Obligations (Cost $119,752)		119,827

REPURCHASE AGREEMENT—1.2%
Bear Stearns & Co., Inc., 1.50%, Due 1/2/08, Repurchase price $1,320,932, Collateralized by $1,595,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $1,353,076)	1,320,780	1,320,780
Total Repurchase Agreement (Cost $1,320,780)		1,320,780

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—2.4%
Bear Stearns & Co., Inc., 2.25%-4.50%, Due 1/2/08, Repurchase price $2,543,064, Collateralized by $2,785,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $2,522,096) & Collateralized by $155,000 U.S. Treasury Strips, 0.00% Due 8/15/17 (Value $103,104)	2,543,064	2,543,064

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $2,543,064)		2,543,064

Total Investments (Cost $87,496,301)	102.5%	111,370,597

Liabilities in excess of other assets	(2.5)%	(2,689,313)

Net Assets	100.0%	$108,681,284

*		Denotes non-income producing security.
**		Serves as collateral for futures contracts.
(a)		All or part of this security has been loaned as of December 31, 2007.
ADR	-	American Depositary Receipt
PLC	-	Public Liability Co.
REIT	-	Real Estate Investment Trust

FUTURES CONTRACTS

	NUMBER OF CONTRACTS	VALUE
E-mini S&P 500 Index, expiring March 20, 2008 (notional amount $369,849)	5	$369,300

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

VALUE EQUITY FUND

December 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.8%
CONSUMER DISCRETIONARY— 9.0%
Black & Decker Corp. (The) (a)	6,500	$452,725
Brinker International, Inc.	8,100	158,436
Brunswick Corp. (a)	12,400	211,420
CBRL Group, Inc. (a)	5,600	181,384
CBS Corp., Class B	12,500	340,625
Family Dollar Stores, Inc. (a)	9,800	188,454
Foot Locker, Inc.	22,800	311,448
Gannett Co., Inc.	6,600	257,400
Gap, Inc. (The) (a)	33,300	708,624
H&R Block, Inc.	11,800	219,126
Hasbro, Inc.	8,900	227,662
Home Depot, Inc. (The)	31,400	845,916
Idearc, Inc. (a)	2,150	37,754
Jones Apparel Group, Inc.	14,400	230,256
KB Home	7,000	151,200
Leggett & Platt, Inc. (a)	25,500	444,720
Limited Brands, Inc.	20,900	395,637
Mattel, Inc. (a)	11,700	222,768
McDonald’s Corp.	8,400	494,844
OfficeMax, Inc. (a)	16,300	336,758
Ruby Tuesday, Inc.	10,400	101,400
Ryland Group, Inc. (The) (a)	5,600	154,280
Sherwin-Williams Co.	2,700	156,708
Time Warner, Inc.	24,300	401,193
		7,230,738
CONSUMER STAPLES— 7.2%
Altria Group, Inc.	2,700	204,066
Archer Daniels Midland Co.	4,900	227,507
Campbell Soup Co.	12,000	428,760
Clorox Co. (The)	7,900	514,843
Coca-Cola Enterprises, Inc. (a)	11,400	296,742
ConAgra Foods, Inc.	21,600	513,864
Hershey Foods Corp. (a)	11,600	457,040
Kimberly-Clark Corp.	2,400	166,416
Kraft Foods, Inc., Class A	16,999	554,677
Kroger Co. (The) (a)	10,400	277,784
McCormick & Co., Inc.	7,000	265,370
Pepsi Bottling Group, Inc. (The) (a)	6,700	264,382
Procter & Gamble Co.	8,400	616,728
SUPERVALU, Inc. (a)	5,300	198,856
Wal-Mart Stores, Inc.	17,000	808,010
		5,795,045
ENERGY— 14.1%
AGL Resources, Inc. (a)	4,700	176,908
Anadarko Petroleum Corp.	3,500	229,915
Apache Corp.	2,000	215,080
Chevron Corp.	21,300	1,987,929
ConocoPhillips	19,300	1,704,190
Exxon Mobil Corp.	38,200	3,578,958
Hess Corp.	1,300	131,118
Marathon Oil Corp. (a)	19,800	1,205,028
Occidental Petroleum Corp.	12,200	939,278
Patterson-UTI Energy, Inc. (a)	9,900	193,248
Sunoco, Inc.	10,200	738,888
Valero Energy Corp.	3,400	238,102
		11,338,642
FINANCIALS— 25.8%
Allstate Corp. (The)	11,200	584,976
American International Group, Inc.	20,800	1,212,640
AmeriCredit Corp. *(a)	10,100	$129,179
Annaly Capital Management, Inc. - REIT (a)	41,600	756,288
Assurant, Inc. (a)	5,800	388,020
Astoria Financial Corp.	12,000	279,240
Bank of America Corp.	43,500	1,794,810
BB&T Corp. (a)	8,100	248,427
Bear Stearns Cos., Inc. (a)	1,400	123,550
Chubb Corp.	10,400	567,632
CIT Group, Inc.	6,800	163,404
Citigroup, Inc.	47,700	1,404,288
Colonial Bancgroup, Inc. (a)	18,000	243,720
Countrywide Financial Corp. (a)	10,300	92,082
Cullen/Frost Bankers, Inc.	4,600	233,036
Everest Re Group Ltd.	1,100	110,440
Federated Investors, Inc. (a)	3,700	152,292
First Horizon National Corp. (a)	8,200	148,830
Freddie Mac	3,600	122,652
Genworth Financial, Inc. (a)	12,400	315,580
Goldman Sachs Group, Inc. (The)	1,500	322,575
Hartford Financial Services Group, Inc.	5,500	479,545
Hospitality Properties Trust - REIT	5,800	186,876
Huntington Bancshares, Inc.	12,600	185,976
J.P. Morgan Chase & Co.	33,500	1,462,275
KeyCorp	10,900	255,605
Lehman Brothers Holdings, Inc.	2,400	157,056
Lincoln National Corp. (a)	7,900	459,938
Marshall & Ilsley Corp.	12,098	320,355
MBIA, Inc. (a)	5,300	98,739
Mercury General Corp.	8,700	433,347
Merrill Lynch & Co., Inc.	11,100	595,848
Morgan Stanley	7,300	387,703
National City Corp.	14,500	238,670
Northern Trust Corp.	1,900	145,502
PMI Group, Inc. (The)	6,700	88,976
Prudential Financial, Inc.	4,600	427,984
Reinsurance Group of America, Inc.	4,700	246,656
Safeco Corp.	5,300	295,104
South Financial Group, Inc.	12,900	201,627
SunTrust Banks, Inc. (a)	12,300	768,627
TCF Financial Corp. (a)	10,200	182,886
Torchmark Corp. (a)	3,600	217,908
Travelers Cos., Inc. (The)	11,100	597,180
U.S. Bancorp (a)	23,600	749,064
UnionBanCal Corp.	3,600	176,076
UnumProvident Corp. (a)	9,700	230,763
Wachovia Corp. (a)	14,700	559,041
Washington Mutual, Inc. (a)	19,000	258,590
Wells Fargo & Co.	16,800	507,192
Wilmington Trust Corp. (a)	11,000	387,200
		20,695,970
HEALTH CARE— 6.5%
Bristol-Myers Squibb Co. (a)	19,000	503,880
Eli Lilly & Co.	7,400	395,086
Johnson & Johnson	20,300	1,354,010
Merck & Co., Inc.	3,900	226,629
Mylan Laboratories, Inc. (a)	16,500	231,990
Pfizer, Inc.	71,700	1,629,741
Protective Life Corp.	6,600	270,732

See Notes to Statements of Investments

	SHARES	VALUE
HEALTH CARE (Continued)
Wyeth (a)	12,800	$565,632
		5,177,700
INDUSTRIALS— 11.6%
3M Co.	3,400	286,688
Avery Dennison Corp.	5,200	276,328
Caterpillar, Inc.	3,100	224,936
CSX Corp.	4,000	175,920
Deere & Co.	1,200	111,744
Dover Corp.	5,800	267,322
Eaton Corp. (a)	3,500	339,325
General Electric Co.	68,000	2,520,760
Graco, Inc. (a)	6,700	249,642
Honeywell International, Inc.	4,100	252,437
Ingersoll-Rand Co. Ltd.	4,100	190,527
Lockheed Martin Corp.	2,200	231,572
Masco Corp.	14,300	309,023
Norfolk Southern Corp.	7,100	358,124
Northrop Grumman Corp.	5,400	424,656
Parker-Hannifin Corp.	4,200	316,302
Pentair, Inc. (a)	10,600	368,986
R.R. Donnelley & Sons Co.	17,700	667,998
Steelcase, Inc., Class A (a)	15,700	249,159
Taiwan Semiconductor - ADR (a)	47,206	470,172
Teleflex, Inc.	3,100	195,331
United Parcel Service, Inc.	5,200	367,744
Waste Management, Inc.	14,800	483,516
		9,338,212
INFORMATION TECHNOLOGY— 5.6%
Analog Devices, Inc. (a)	14,300	453,310
Applied Materials, Inc.	12,200	216,672
Automatic Data Processing, Inc.	6,000	267,180
Computer Sciences Corp. *	6,600	326,502
Diebold, Inc.	6,600	191,268
Hewlett-Packard Co.	5,100	257,448
Intel Corp.	6,800	181,288
International Business Machines Corp.	6,000	648,600
Lexmark International Group, Inc., ClassA *	4,000	139,440
Maxim Integrated Products, Inc. (a)	20,000	529,600
Metavante Technologies, Inc. *	233	5,434
Molex, Inc.	9,400	256,620
Paychex, Inc.	6,700	242,674
Seagate Technology	15,600	397,800
Sun Microsystems, Inc. *(a)	8,600	155,918
Symantec Corp. *	15,200	245,328
		4,515,082
MATERIALS— 8.9%
Alcoa, Inc.	22,200	811,410
Ashland, Inc.	9,800	464,814
Bemis Co., Inc. (a)	9,900	271,062
Cabot Corp.	7,700	256,718
Dow Chemical Co. (The) (a)	16,600	654,372
International Paper Co.	24,500	793,310
Nucor Corp.	7,200	426,384
Packaging Corp. of America	3,800	107,160
PPG Industries, Inc. (a)	9,000	632,070
Rohm & Haas Co. (a)	13,100	695,217
RPM International, Inc. (a)	25,000	507,500
Sonoco Products Co.	13,600	444,448

	SHARES/ PRINCIPAL AMOUNT	VALUE
MATERIALS (Continued)
Steel Dynamics, Inc. (a)	1,700	$101,269
Timken Co. (The)	8,200	269,370
United States Steel Corp.	3,400	411,094
Valspar Corp. (The)	11,400	256,956
		7,103,154
TELECOMMUNICATION SERVICES— 4.6%
AT&T, Inc.	45,400	1,886,824
Citizens Communications Co.	28,900	367,897
Verizon Communications, Inc. (a)	24,500	1,070,405
Windstream Corp.	29,000	377,580
		3,702,706
UTILITIES— 4.5%
American Electric Power Co., Inc.	4,900	228,144
Aqua America, Inc. (a)	15,000	318,000
DTE Energy Co.	4,600	202,216
FirstEnergy Corp. (a)	6,400	462,976
NiSource, Inc.	20,000	377,800
OGE Energy Corp. (a)	4,500	163,305
Pepco Holdings, Inc. (a)	17,000	498,610
PG&E Corp.	6,200	267,158
Puget Energy, Inc.	9,100	249,613
Scana Corp.	3,000	126,450
TECO Energy, Inc.	26,100	449,181

See Notes to Statements of Investments

	SHARES/ PRINCIPAL AMOUNT	VALUE
UTILITIES (Continued)
Xcel Energy, Inc.	10,700	$241,499
		3,584,952

Total Common Stocks (Cost $82,332,631)		78,482,201

REPURCHASE AGREEMENT—2.5%
Bear Stearns & Co., Inc., 1.50%, Due 1/2/08, Repurchase price $2,037,481, Collateralized by $2,320,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $2,100,992)	$2,037,307	2,037,307

Total Repurchase Agreement (Cost $2,037,308)		2,037,307

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—9.4%
Bear Stearns & Co., Inc., 2.25%-4.50%, Due 1/2/08, Repurchase price $7,510,178, Collateralized by $4,490,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $4,066,144) & Collateralized by $4,705,000 U.S. Treasury Strips, 0.00%, Due 8/15/14 (Value $3,665,101)	7,510,178	7,510,178

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $7,510,178)		7,510,178

Total Investments (Cost $91,880,117)	109.7%	88,029,686

Liabilities in excess of other assets	(9.7)%	(7,756,549)

Net Assets	100.0%	$80,273,137

*		Denotes non-income producing security.
(a)		All or part of this security has been loaned as of December 31, 2007.
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

EMERGING GROWTH EQUITY FUND

December 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.6%
CONSUMER DISCRETIONARY— 8.7%
Bally Technologies, Inc. *	4,400	$218,768
Cooper Tire & Rubber Co.	10,300	170,774
Courier Corp. (a)	6,420	211,924
DeVry, Inc. (a)	4,800	249,408
Drew Industries, Inc. *	6,400	175,360
FTD Group, Inc.	6,450	83,076
Hibbett Sports, Inc. *(a)	5,600	111,888
International Speedway Corp., Class A	5,180	213,312
JAKKS Pacific, Inc. *(a)	4,500	106,245
Maidenform Brands, Inc. *(a)	14,550	196,862
Meredith Corp.	6,280	345,274
Monro Muffler Brake, Inc.	7,650	149,099
Phillips-Van Heusen Corp.	5,300	195,358
Sotheby’s Holdings, Inc. (a)	7,650	291,465
Strayer Education, Inc. (a)	1,000	170,580
TeleTech Holdings, Inc. *	12,250	260,558
Tempur-Pedic International, Inc. (a)	6,900	179,193
UniFirst Corp.	2,600	98,800
WMS Industries, Inc. *(a)	6,150	225,336
Wolverine World Wide, Inc. (a)	5,450	133,634
		3,786,914
CONSUMER STAPLES— 4.1%
Chattem, Inc. *(a)	6,300	475,902
Fresh Del Monte Produce, Inc. *	4,300	144,394
Longs Drug Stores Corp.	3,400	159,800
Performance Food Group Co. *	8,100	217,647
Sanderson Farms, Inc. (a)	4,450	150,321
Spartan Stores, Inc. (a)	7,650	174,803
Tupperware Brands Corp.	6,550	216,346
Universal Corp.	3,300	169,026
Winn-Dixie Stores, Inc. *	4,800	80,976
		1,789,215
ENERGY— 7.4%
Berry Petroleum Co., Class A (a)	8,700	386,715
Bois d’Arc Energy, Inc. *	9,400	186,590
Cal Dive International, Inc. *(a)	10,000	132,400
CARBO Ceramics, Inc. (a)	5,900	219,480
Comstock Resources, Inc. *(a)	8,300	282,200
Dawson Geophysical Co. *	950	67,887
Delek US Holdings, Inc.	7,750	156,783
Exterran Holdings, Inc. *	2,175	177,915
Holly Corp. (a)	5,450	277,350
Parker Drilling Co. *	23,850	180,067
PetroQuest Energy, Inc. *	7,000	100,100
Rosetta Resources, Inc. *	12,200	241,926
Swift Energy Co. *	4,450	196,289
TETRA Technologies, Inc. *(a)	17,900	278,703
Union Drilling, Inc. *(a)	7,150	112,756
Willbros Group, Inc. *	5,810	222,465
		3,219,626
FINANCIALS— 11.6%
American Equity Investment Life Holding Co. (a)	8,700	72,123
Amerisafe, Inc. *	11,600	179,916
Aspen Insurance Holdings Ltd.	7,250	209,090
Boston Private Financial Holdings, Inc. (a)	5,760	155,981
Cash America International, Inc. (a)	6,900	222,870
Cathay General Bancorp	4,000	$105,960
Delphi Financial Group, Inc., Class A	2,450	86,436
Deluxe Corp. (a)	5,500	180,895
Dollar Financial Corp. *(a)	6,900	211,761
EZCORP, Inc., Class A *(a)	31,950	360,715
FelCor Lodging Trust, Inc. - REIT (a)	7,750	120,823
Financial Federal Corp.	6,160	137,306
First Mercury Financial Corp. *(a)	7,900	192,760
First Regional Bancorp *(a)	5,500	103,895
GFI Group, Inc. *	2,000	191,440
Greene Bancshares, Inc.	4,700	90,240
Hilb Rogal & Hobbs Co. (a)	2,820	114,407
Horizon Financial Corp. (a)	4,800	83,712
Interactive Brokers Group, Inc., Class A *(a)	4,900	158,368
Jones Lang LaSalle, Inc.	3,300	234,828
LTC Properties, Inc. (a)	7,650	191,633
National Financial Partners Corp. (a)	4,350	198,404
National Retail Properties, Inc. - REIT	8,350	195,223
Platinum Underwriters Holdings Ltd.	5,850	208,026
Rent-A-Center, Inc. *	5,700	82,764
RLI Corp.	2,550	144,815
Seabright Insurance Holdings *	6,350	95,758
SVB Financial Group *(a)	3,600	181,440
Texas Capital Bancshares, Inc. *	8,600	156,950
Tower Group, Inc.	2,600	86,840
Wintrust Financial Corp.	8,380	277,629
		5,033,008
HEALTH CARE— 16.7%
Amedisys, Inc. *	8,950	434,254
American Oriental Bioengineering, Inc. *(a)	25,900	286,972
AMERIGROUP Corp. *(a)	6,100	222,345
AmSurg Corp. *(a)	6,800	184,008
Apria Healthcare Group, Inc. *(a)	4,700	101,379
Centene Corp. *	7,350	201,684
Computer Programs & Systems, Inc. (a)	5,600	127,344
Cubist Pharmaceuticals, Inc. *	12,750	261,502
Cynosure, Inc., Class A *	2,100	55,566
Haemonetics Corp. *(a)	7,750	488,405
HealthSpring, Inc. *	7,800	148,590
ICU Medical, Inc. *(a)	2,250	81,023
Illumina, Inc. *	2,407	142,639
Immucor, Inc. *(a)	5,300	180,147
Isis Pharmaceuticals, Inc. *(a)	4,000	63,000
K-V Pharmaceutical Co., Class A *	12,970	370,164
Landauer, Inc.	3,450	178,882
LCA-Vision, Inc. (a)	3,600	71,892
LifeCell Corp. *(a)	9,300	400,923
Martek Biosciences Corp. *	10,050	297,279
Molina Healthcare, Inc. *(a)	5,750	222,525
MWI Veterinary Supply, Inc. *(a)	6,500	260,000
Nationwide Health Properties, Inc.	6,200	194,680
OSI Pharmaceuticals, Inc. *(a)	5,850	283,783
Owens & Minor, Inc.	2,900	123,047
Par Pharmaceutical Cos., Inc. *	3,150	75,600
Perrigo Co.	8,000	280,080
STERIS Corp. (a)	18,220	525,465
TECHNE Corp. *	2,880	190,224

See Notes to Statements of Investments

	SHARES	VALUE
HEALTH CARE (Continued)
ViroPharma, Inc. *	20,050	$159,197
XenoPort, Inc. *	2,200	122,936
Young Innovations, Inc.	8,600	205,626
Zoll Medical Corp. *(a)	12,030	321,442
		7,262,603
INDUSTRIALS— 23.4%
ACCO Brands Corp. *	8,200	131,528
Actuant Corp., Class A	13,000	442,130
Administaff, Inc. (a)	7,000	197,960
Advisory Board Co. (The) *(a)	4,800	308,112
American Axle & Manufacturing Holdings, Inc. (a)	6,450	120,099
Argon ST, Inc. *(a)	9,500	176,320
AZZ, Inc. *(a)	6,700	189,945
Bristow Group, Inc. *(a)	2,940	166,551
Bucyrus Intl., Inc., Class A (a)	4,000	397,560
CLARCOR, Inc. (a)	7,660	290,850
Comfort Systems USA, Inc. (a)	15,700	200,646
Dycom Industries, Inc. *(a)	10,330	275,294
DynCorp International, Inc., Class A *	6,500	174,720
H&E Equipment Services, Inc. *	4,300	81,184
Healthcare Services Group, Inc. (a)	17,050	361,119
Heartland Express, Inc. (a)	7,726	109,555
Houston Wire & Cable Co. (a)	12,400	175,336
Hub Group, Inc., Class A *	5,500	146,190
IDEX Corp. (a)	12,300	444,399
IKON Office Solutions, Inc. (a)	13,100	170,562
Interface, Inc. (a)	23,300	380,256
Interline Brands, Inc. *(a)	13,800	302,358
Knoll, Inc. (a)	18,750	308,062
Korn/Ferry International *(a)	10,400	195,728
L.B. Foster Co., Class A *	3,150	162,950
Landstar System, Inc. (a)	5,150	217,072
Lear Corp. *(a)	6,300	174,258
Lennox International, Inc.	6,350	263,017
LSB Industries, Inc. *(a)	3,700	104,414
Middleby Corp. (The) *	5,800	444,396
MPS Group, Inc. *	12,100	132,374
RBC Bearings, Inc. *(a)	8,500	369,410
Regal-Beloit Corp. (a)	4,010	180,250
Ritchie Bros. Auctioneers, Inc.	5,570	460,639
Rollins, Inc. (a)	21,850	419,520
Rush Enterprises, Inc., Class A *	7,275	132,260
Stanley, Inc. *	1,300	41,626
Steelcase, Inc., Class A (a)	7,750	122,993
TBS International Ltd., Class A *	2,550	84,303
TriMas Corp. *	18,600	196,974
Volt Information Sciences, Inc. *(a)	10,950	199,947
Wabtec Corp. (a)	4,750	163,590
Waste Connections, Inc. *	8,565	264,658
Watson Wyatt Worldwide, Inc. (a)	5,520	256,183
		10,137,298
INFORMATION TECHNOLOGY— 14.0%
Amkor Technology, Inc. *	18,350	156,525
Anixter International, Inc. *	3,600	224,172
Aspen Technology, Inc. *	14,500	235,190
Avocent Corp. *	4,613	107,529
Blue Coat Systems, Inc. *	6,200	203,794
Cabot Microelectronics Corp. *	3,750	134,662
CommScope, Inc. *	5,900	290,339
Comtech Telecommunications Corp. *	5,150	$278,151
Cymer, Inc. *(a)	2,100	81,753
Harmonic, Inc. *(a)	16,500	172,920
Hutchinson Technology, Inc. *	4,300	113,176
Interwoven, Inc. *	12,800	182,016
j2 Global Communications, Inc. *	13,700	290,029
Jack Henry & Associates, Inc. (a)	7,650	186,201
JDA Software Group, Inc. *	7,850	160,611
KEMET Corp. *(a)	16,750	111,053
LoJack Corp. *	7,790	130,950
Mentor Graphics Corp. *(a)	4,250	45,815
MICROS Systems, Inc. *(a)	2,900	203,464
MTS Systems Corp. (a)	4,100	174,947
Nam Tai Electronics, Inc.	9,500	107,065
Ness Technologies, Inc. *	11,750	108,453
NETGEAR, Inc. *	4,094	146,033
Novatel Wireless, Inc. *(a)	9,750	157,950
OmniVision Technologies, Inc. *	8,450	132,243
Online Resources & Communications Corp. *(a)	12,100	144,232
ScanSource, Inc. *(a)	8,040	260,094
Sybase, Inc. *(a)	15,500	404,395
Synaptics, Inc. *	2,550	104,958
SYNNEX Corp. *	5,500	107,800
TriQuint Semiconductor, Inc. *	38,700	256,581
United Online, Inc.	13,700	161,934
Verigy Ltd. *	7,850	213,284
Zoran Corp. *	13,300	299,383
		6,087,702
MATERIALS— 7.5%
AMCOL International Corp. (a)	7,010	252,570
CF Industries Holdings, Inc. (a)	3,300	363,198
Gerdau Ameristeel Corp. (a)	20,350	289,377
GrafTech International Ltd. *	29,700	527,175
Greif, Inc., Class A (a)	3,500	228,795
H.B. Fuller Co. (a)	9,100	204,295
Koppers Holdings, Inc. (a)	4,400	190,256
Reliance Steel & Aluminum Co.	2,886	156,421
Rock-Tenn Co., Class A (a)	6,450	163,895
Rockwood Holdings, Inc. *	12,000	398,640
Spartech Corp. (a)	3,330	46,953
Terra Industries, Inc. *(a)	9,150	437,004
		3,258,579
TELECOMMUNICATION SERVICES— 1.6%
Centennial Communications Corp. *	10,750	99,868
Cincinnati Bell, Inc. *	40,250	191,187
Premiere Global Services, Inc. *	18,300	271,755
USA Mobility, Inc. (a)	7,600	108,680
		671,490
UTILITIES— 2.6%
Black Hills Corp.	4,250	187,425
El Paso Electric Co. *	6,000	153,420
Energen Corp.	4,700	301,881
New Jersey Resources Corp.	2,200	110,044

See Notes to Statements of Investments

	SHARES/ PRINCIPAL AMOUNT	VALUE
UTILITIES (Continued)
Portland General Electric Co.	13,750	$381,975
		1,134,745

Total Common Stocks (Cost $37,330,160)		42,381,180

REPURCHASE AGREEMENT—2.3%
Bear Stearns & Co., Inc., 1.50%, Due 1/2/08, Repurchase price $989,742, Collateralized by $1,130,000 U.S. Treasury Strips, 0.00%, Due 02/15/11 (Value $1,023,328)	$989,655	989,655

Total Repurchase Agreement (Cost $989,655)		989,655

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—25.2%
Bear Stearns & Co., Inc., 2.25%-4.50%, Due 1/2/08, Repurchase price $10,962,112, Collateralized by $12,460,000 U.S. Treasury Strips, 0.00%, Due 02/15/11 (Value $11,283,776)	10,959,522	10,959,522

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $10,959,522)		10,959,522

Total Investments (Cost $49,279,337)	125.1%	54,330,357

Liabilities in excess of other assets	(25.1)%	(10,885,248)

Net Assets	100.0%	$43,445,109

*		Denotes non-income producing security.
(a)		All or part of this security has been loaned as of December 31, 2007.
REIT	-	Real Estate Investment Trust

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

INTERNATIONAL EQUITY FUND

December 31, 2007 (Unaudited)

	SHARES	VALUE
COMMON & PREFERRED STOCKS—90.9%
AUSTRALIA— 4.3%
Austereo Group Ltd.	8,935	$18,824
Austrailian Infrastructure Fund	39,454	107,362
BHP Billiton Ltd.	25,219	888,590
Brambles Ltd.	9,133	92,435
Crown Ltd. *	1,007	11,889
John Fairfax Holdings Ltd.	3,979	16,346
Macquarie Airports	101,294	360,110
Newcrest Mining Ltd.	22,270	647,060
Prime Television Ltd.	5,312	16,646
Publishing and Broadcasting Ltd.	1,007	3,713
Rio Tinto Ltd.	7,490	880,685
Ten Network Holdings Ltd.	5,903	14,198
		3,057,858
AUSTRIA— 4.3%
CA Immobilien Anlagen AG *	1,203	26,908
CA Immobilien International AG *	3,342	56,674
Erste Bank der Oesterreichischen Sparkassen AG	4,708	333,808
Flughafen Wien AG	2,425	280,064
IMMOEAST AG *	10,841	116,803
Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,243	87,005
OMV AG	15,236	1,234,400
Raiffeisen International Bank Holding AG	3,974	601,875
Telekom Austria AG	4,139	115,147
Wiener Staedtische Allgemeine Versicherung AG	1,566	125,914
Wienerberger AG	1,843	102,194
		3,080,792
BELGIUM— 0.9%
Almancora Comm. VA	1,348	152,725
Fortis	1,272	33,490
Groupe Bruxelles Lambert SA	341	43,804
KBC Groep NV	2,931	412,202
		642,221
BERMUDA— 0.1%
Central European Media Enterprises *	675	78,388

BRAZIL— 0.8%
Dufry South America Ltd. - BDR *	2,172	55,551
Petrol Brasilleiro S.A.	11,105	551,817
		607,368
CANADA— 3.9%
Cameco Corp.	3,821	153,235
Canadian Natural Resources	554	40,751
Eldorado Gold Mining	8,555	50,548
Imperial Oil Ltd.	2,289	126,711
Ivanhoe Mines Ltd. (a)	22,805	249,614
OPTI Canada, Inc.	2,438	41,016
Potash Corp. of Saskatchewan, Inc.	6,869	998,919
Research In Motion Ltd. *	6,470	733,698
Suncor Energy, Inc.	2,799	306,111
Talisman Energy, Inc.	3,791	70,656
UTS Energy, Corp. *	7,154	$39,007
		2,810,266
CHILE— 0.1%(a)
Sociedad Quimica y Minera de Chile SA	490	86,608

CHINA— 1.8%
Beijing Capital International Airport Co. Ltd.	226,824	385,172
China Merchants Holdings International Co. Ltd.	64,294	399,936
GOME Electrical Appliances Holdings Ltd.	107,905	274,022
Guangzhou Pharmaceutical Co. Ltd.	42,641	40,525
NetDragon Websoft, Inc. *	5,109	10,864
Tianjin Port Development Holdings Ltd.	59,161	45,147
Weiqiao Textile Co. Ltd., Class H	23,068	33,018
Wumart Stores, Inc., Class H	92,291	78,479
		1,267,163
CZECH REPUBLIC— 1.8%
Komercni Banka AS - GDR	18,440	1,272,360

DENMARK— 1.0%
A.P. Moller-Maersk A/S, Class B	5	53,342
Alk-Abello A/S, Class B	383	45,066
Alm. Brand A/S *	571	32,026
Carlsberg A/S, Class B	307	37,147
FLSmidth & Co. A/S	915	93,668
Harboes Bryggeri A/S, Class B	1,150	31,461
Novo Nordisk A/S, Class B	3,416	224,419
Royal Unibrew A/S	1,180	123,572
TK Development A/S *	1,780	25,308
Vestas Wind Systems A/S *	747	80,864
		746,873
FINLAND— 4.5%
Atria Group Plc	2,470	62,649
Cramo NPV	1,236	31,296
Elisa Oyj	1,515	46,510
Fortum Oyj	11,057	498,021
HK Ruokatalo Oyj, Class A	7,234	148,479
Kemira Oyj	3,249	68,396
Kesko Oyj, Class B	768	42,350
Metso Corp. Oyj	606	33,071
Nokia Oyj, Class A	46,524	1,803,720
Nokian Renkaat Oyj	866	30,447
OKO Bank Plc, Class A	2,240	42,800
Oriola-KD Oyj	1,290	5,658
Oriola-KD Oyj, Class B	9,381	41,142
Orion Oyj	2,787	65,311
Outokumpu Technology	1,585	87,124
Ramirent Oyj	6,528	107,171
SanomaWSOY Oyj, Class B	1,321	37,909
YIT Oyj	4,922	107,860
		3,259,914
FRANCE— 9.0%
Accor SA	422	33,746
Aeroports de Paris	2,051	209,885
Air Liquide SA	2,647	393,892
Alstom	688	147,851
BNP Paribas SA	1,076	116,749

See Notes to Statements of Investments

	SHARES	VALUE
FRANCE (Continued)
Bouygues SA	2,513	$209,404
Bureau Veritas SA *	751	44,465
Compagnie de Saint-Gobain	1,701	160,367
EDF Energies Nouvelles SA	305	21,273
Electricite de France	5,209	620,474
Eurazeo	455	58,368
France Telecom SA	5,543	199,504
Hermes International	341	43,091
JC Decaux SA	2,280	89,661
LaFarge SA	3,222	586,426
LVMH Moet Hennessy Louis Vuitton SA	5,116	618,372
M6 Metropole Television	1,303	34,288
Neuf Cegetel	977	49,419
Nexity	492	22,513
Pernod Ricard	665	153,699
Pinault-Printemps-Redoute SA	1,799	289,296
Remy Cointreau SA	653	46,557
Renault SA	729	103,386
Sanofi-Aventis SA	1,660	152,837
Societe Television Francaise	3,702	99,039
Sodexho Alliance SA	551	33,831
Suez SA	7,057	480,446
Technip SA	445	35,455
Total SA	11,166	927,671
Veolia Environnement	1,575	143,791
Vinci SA	3,405	252,125
Vivendi Universal SA	987	45,278
Wendel	245	35,437
		6,458,596
GERMANY— 7.5%
Adidas-Salomon AG	406	30,229
Bayer AG	3,002	273,719
Bilfinger Berger AG	491	37,297
Commerzbank AG	13,365	513,663
Continental AG	354	45,924
Curanum AG	6,216	86,237
DaimlerChrysler AG	5,019	485,802
Demag Cranes AG *	452	19,090
Deutsche Beteiligungs AG	990	31,117
Deutsche Boerse AG	1,208	238,407
Deutsche Post AG	1,436	48,934
Deutsche Postbank AG	1,173	104,466
Deutsche Wohnen AG	1,763	55,696
E.On AG	2,830	602,415
Fraport AG	9,600	765,429
Fresenius AG	3,091	256,077
Fresenius Medical Care AG	3,520	187,208
Hamburger Hafen AG *	835	73,669
Henkel KGaA	2,608	133,061
Hypo Real Estate Holding AG	698	37,031
IKB Deutsche Industriebank AG	735	6,608
Interhyp AG	253	18,504
Karstadt Quelle AG *	2,573	60,673
Marseille-Kliniken AG	2,019	45,602
Merck KGaA	532	69,350
MLP AG	541	8,542
Mvv Energie AG	1,086	50,804
Praktiker Bau-Und Heimwerkermaerkte Holding AG	933	27,279
Rheinmetall AG	459	36,785
Rhoen-Klinikum AG	3,838	$120,183
RWE AG	779	109,839
Siemens AG	4,085	647,470
Tognum AG	764	22,941
Volkswagen AG	880	127,760
Wacker Construction Equipment AG *	599	12,584
		5,390,395
GREECE— 1.6%
Alapis Holding Industrial and Commercial SA *	34,885	118,826
Athens Medical Center	4,145	27,753
Bank of Cyprus Ltd.	28,849	527,180
Hellenic Telecommunication Organization SA	6,005	221,224
Heracles General Cement SA	1,875	45,228
Marfin Investment Group SA	15,193	131,931
Nireus Aquaculture SA	3,023	12,949
Sprider Stores SA	6,180	46,980
		1,132,071
HONG KONG— 1.5%
China Mobile Ltd.	20,950	370,532
Clear Media Ltd. *	60,000	62,640
Emperor Entertainment Hotel Ltd.	185,000	42,472
Galaxy Entertainment Group Ltd. *	51,307	48,235
Hutchison International Ltd.	19,973	30,023
Melco International Development Ltd.	98,142	147,523
Melco PBL Entertainment Ltd. - ADR *(a)	4,926	56,945
Shun Tak Holdings Ltd.	186,247	292,858
Texwinca Holdings Ltd.	56,669	50,950
		1,102,178
HUNGARY— 3.0%
Matav Rt.	16,488	85,881
OTP Bank Nyrt.	40,890	2,080,144
		2,166,025
INDIA— 0.2%
Canara Bank	15,781	136,332

INDONESIA— 0.1%
PT Semen Gresik (Persero) Tbk.	95,060	56,692

IRELAND— 1.4%
CRH Plc	2,576	89,326
Dragon Oil Plc *	136,789	942,720
		1,032,046
ISRAEL— 0.0%
Queenco Leisure International Ltd. - GDR	455	6,778

ITALY— 2.1%
Aeffe SpA *	7,371	28,556
AICON SpA *	4,900	14,828
Autogrill SpA	431	7,340
Banca Piccolo Credito Valtellinese Scrl	3,493	45,983
Banca Popolare dell’Etruria e del Lazio Scrl	1,608	21,944

See Notes to Statements of Investments

	SHARES	VALUE
ITALY (Continued)
Banca Popolare di Sondrio Scrl	2,258	$33,670
Banche Popolari Unite Scrl	1,551	42,650
Banco Popolare di Verona e Novara Scrl	9,744	132,761
Bulgari SpA	4,056	56,686
Buzzi Unicem SpA	7,036	194,713
Credito Emiliano SpA	4,861	67,084
Finmeccanica SpA	474	15,224
Geox SpA	3,673	73,832
Intesa Sanpaolo SpA	28,531	208,443
Italcementi SpA	1,766	37,771
Lottomatica SpA	231	8,456
Mediobanca SpA	3,330	68,738
Save SpA	2,460	38,480
Telecom Italia SpA	18,981	58,965
UniCredito Italiano SpA	45,311	376,245
		1,532,369
JAPAN— 6.9%
Acom Co. Ltd.	990	20,252
Aeon Credit Service Co. Ltd.	1,100	16,347
Aiful Corp.	1,100	19,656
Aisin Seiki Co. Ltd.	1,100	45,891
Bank of Kyoto Ltd. (The)	2,754	32,693
Bank of Yokohama Ltd. (The)	9,999	70,181
Canon, Inc.	3,944	183,606
Central Japan Railway Co.	3	25,595
Credit Saison Co. Ltd.	1,000	27,395
Daihatsu Motor Co. Ltd.	4,000	37,637
Daikin Industries Ltd.	1,113	62,376
Daiwa Securities Group, Inc.	2,802	25,486
Denso Corp.	2,522	103,409
Dentsu, Inc.	12	31,799
East Japan Railway Co.	11	90,797
Eisai Co. Ltd.	973	38,328
Exedy Corp.	1,000	33,930
Fanuc Ltd.	751	73,150
Fuji Television Network, Inc.	12	19,875
Honda Motor Co. Ltd.	4,077	136,873
Hoya Corp.	2,398	76,427
Ibiden Co. Ltd.	912	63,277
Itochu Corp.	4,000	39,105
Japan Airport Terminal Co. Ltd.	700	11,926
Japan Tobacco, Inc.	26	155,488
JFE Holdings, Inc.	613	31,062
JS Group Corp.	1,632	26,138
JSR Corp.	1,136	29,341
KDDI Corp.	11	81,934
Koito Manufacturing Co. Ltd.	4,000	54,646
Komatsu Ltd.	1,878	51,111
Kubota Corp.	1,567	10,620
Kyocera Corp.	588	52,167
Makita Corp.	1,677	71,164
Matsushita Electric Industrial Co. Ltd.	4,783	99,128
Mitsubishi Corp.	2,415	66,158
Mitsubishi Electric Corp.	4,000	41,826
Mitsubishi Tokyo Financial Group, Inc.	12,434	116,548
MITSUI & Co. Ltd.	3,300	69,870
Mitsui Fudosan Co. Ltd.	967	21,037
Mizuho Financial Group, Inc.	7	33,465
Nabtesco Corp.	4,000	$63,671
Nichi-Iko Pharmaceutical Co. Ltd.	300	7,090
Nikon Corp.	2,600	90,081
Nintendo Co. Ltd.	740	443,205
Nippon Electric Glass Co. Ltd.	3,756	61,401
Nippon Telegraph & Telephone Corp.	6	30,027
Nissan Motor Co. Ltd.	1,700	18,720
Nitto Denko Corp.	1,663	88,137
Nomura Holdings, Inc.	1,808	30,673
NSK Ltd.	5,000	52,193
NTT DoCoMo, Inc.	43	71,603
OKUMA Corp.	2,000	21,558
OLYMPUS Corp.	394	16,296
Promise Co. Ltd.	1,063	26,456
Ricoh Co. Ltd.	3,520	65,074
Sapporo Hokuyo Holdings, Inc.	2	17,833
Sawai Pharmaceutical Co. Ltd.	200	8,505
Seven & I Holdings Co. Ltd.	739	21,568
Sharp Corp.	2,302	41,424
Shin-Etsu Chemical Co. Ltd.	600	37,708
Sony Corp.	2,449	135,934
Stanley Electric Co. Ltd.	2,576	64,342
Sumitomo Chemical Co. Ltd.	6,944	61,980
Sumitomo Corp.	2,509	35,647
Sumitomo Electric Industries Ltd.	2,700	42,953
Sumitomo Heavy Industries Ltd.	4,292	39,577
Sumitomo Metal Industries Ltd.	9,783	45,455
Sumitomo Mitsui Financial Group, Inc.	13	97,413
Sumitomo Trust & Banking Co. Ltd.	5,837	39,088
Suzuki Motor Corp.	5,934	179,029
Takata Corp.	900	26,106
Takeda Pharmaceutical Co. Ltd.	918	53,995
Takefuji Corp.	1,050	25,521
Toray Industries, Inc.	3,219	25,216
Towa Pharmaceuticals Co. Ltd.	200	8,469
Toyota Motor Corp.	5,527	298,864
ULVAC, Inc.	698	31,744
Yamada Denki Co. Ltd.	993	113,524
Yamaha Motor Co. Ltd.	2,900	70,228
Yamato Holdings Co. Ltd.	1,179	17,004
		4,923,026
LUXEMBOURG— 0.5%
Millicom International Cellular SA *	3,308	390,146

MEXICO— 0.1%
Corporacion Moctezuma, S.A. de C.V.	29,814	73,142

NETHERLANDS— 0.9%
Draka Holding NV	1,756	59,043
ING Groep NV	913	35,704
Koninklijke KPN NV	8,631	156,964
Koninklijke Vopak NV	926	52,524
Plaza Centers NV *	15,295	70,020
TPG NV	1,063	43,901
Unilever NV	3,535	129,971

See Notes to Statements of Investments

	SHARES	VALUE
NETHERLANDS (Continued)
X5 Retail Group NV - GDR	1,781	$65,006
		613,133
NEW ZEALAND— 0.2%
Auckland International Airport Ltd.	56,217	125,835

NORWAY— 2.2%
Acta Holding ASA	11,144	46,605
Aker Kvaerner ASA	2,751	73,236
Austevoll Seafood *	7,672	55,831
Copeinca ASA *	9,436	84,314
DNB Holding ASA	12,332	188,573
Marine Farms ASA *	6,485	34,648
Norsk Hydro ASA	10,595	151,471
Norske Skogindustrier ASA	2,431	20,244
RomReal Ltd. *	2,993	10,808
Scandinavian Property Development ASA *	8,032	44,393
StatoilHydro ASA	15,570	484,778
Telenor ASA	8,253	197,282
Yara International ASA	4,571	211,796
		1,603,979
POLAND— 2.5%
Bank BPH	527	22,300
Bank Handlowy w Warszawie SA	2,227	90,519
Bank Millennium SA	15,159	71,730
Bank Pekao SA	4,352	401,946
Bank Zachodni WBK SA	2,277	232,536
Budimex SA *	2,930	109,675
Grupa Kety SA	1,423	92,636
Inter Cars SA	1,342	67,597
PBG SA *	1,057	132,071
Polish Energy Partners SA *	3,270	49,227
Polnord SA *	434	25,057
Polska Grupa Farmaceutyczna	2,346	85,047
Polski Koncern Miesny Duda SA	13,651	292,148
Polskie Gornictwo Naftowe I Gazownictwo SA	22,946	47,614
Sniezka SA	1,019	19,486
ZM Duda SA *	19,562	59,694
		1,799,283
PORTUGAL— 0.6%
Electricidade de Portugal SA	12,315	80,475
Jeronimo Martins, SGPS, SA	43,170	340,796
		421,271
RUSSIAN FEDERATION— 6.6%
AFI Development Plc - GDR *	1,239	11,758
Alfa Cement JSC *	85	10,923
Central Telecommunication Co. - SP ADR	1,244	115,941
Cherepovets Mk Severstal - GDR 144A	1,779	40,348
Dagestan Regional Generation Co. *	20,928	3,893
Evraz Group S.A. - GDR 144A	1,277	98,968
Mining and Metallurgical Co. Norrilsk Nickel	891	236,115
Mining and Metallurgical Co. Norilsk Nickel - ADR	1,751	464,015
Nizhnovenergo	805	99,015
North-West Telecom (a)	1,503	127,755
NovaTek OAO	14,978	110,088
Novorossiysk Sea Trade Port *	114,613	$28,653
Novorossiysk Sea Trade Port - SP GDR *	1,518	30,360
OAO Gazprom - ADR	9,189	520,097
OAO LUKOIL - ADR	816	70,502
OAO Rosneft Oil Co. - GDR	35,144	340,897
Open Investments - CLS *	296	91,760
Pharmstandard *	799	57,328
Pharmstandard - GDR	968	26,620
Polyus Gold - ADR (a)	2,667	122,415
RAO Unified Energy System - GDR	2,368	302,867
Rostovenergo	106,836	11,987
Sberbank RF	122,001	514,844
Sibirskiy Cement	523	91,525
Sibirtelecom - ADR	1,010	96,960
Silvinit	402	256,074
Sistema Hals - GDR *	2,646	25,799
Southern Telcommunications Co.	9,359	91,250
Uralkali - GDR 144A *	606	23,634
Uralkaliy *	13,126	102,383
URSA Bank OJSC	40,484	76,920
Veropharm *	2,791	147,923
VolgaTelecom - ADR	8,943	104,633
Volzhskaya Hydroelectric Power Station OJSC	13,430	13,294
VTB Bank OJSC - GDR	12,181	124,246
Will-Bill-Dann-Foods - ADR	649	85,045
Zagorskaya GAES *	685,885	30,865
Zhigulyovskaya Hydro	86,124	51,674
		4,759,374
SOUTH AFRICA— 0.1%
Impala Platinum Holdings Ltd.	3,043	105,729

SPAIN— 1.4%
Acciona SA	227	71,962
Gamesa Corporacion Tecnologica SA	1,373	64,190
Grupo Empresarial Ence, SA	3,658	38,878
Iberdrola Renovables *	10,083	83,283
Iberdrola SA	15,188	230,915
Inditex SA	1,119	68,739
Telefonica SA	12,753	414,262
		972,229
SWEDEN— 2.4%
East Capital Explorer AB *	2,758	42,684
Elekta AB	2,955	49,277
Ericsson LM, Class B	22,320	52,437
ForeningsSparbanken AB	10,058	284,863
Getinge AB, Class B	2,984	80,126
Hemtex AB	1,578	18,133
Hennes & Mauritz AB, Class B	2,289	139,400
Modern Times Group MTG AB, Class B	2,434	171,398
Morphic Technologies AB *	4,627	14,179
Nordea Bank AB	27,484	459,385
OMX AB	2,290	92,679
RaySearch Laboratories AB *	1,107	32,552
Rezidor Hotel Group AB	8,823	53,118
Skandinaviska Enskilda Banken AB, Class A	1,334	34,169
TeliaSonera AB	8,018	75,075

See Notes to Statements of Investments

	SHARES	VALUE
SWEDEN (Continued)
Vostok Nafta Investment Ltd. - SDR *	6,106	$108,674
		1,708,149
SWITZERLAND— 5.9%
ABB Ltd.	8,626	248,591
BKW FMB Energie AG	658	83,711
Compagnie Financiere Richmont AG, Class A	7,618	522,942
Credit Suisse Group	598	35,978
Dufry Group	1,745	194,249
Holcim Ltd.	4,992	534,967
Nestle SA	3,610	1,658,450
Nobel Biocare Holding AG	92	24,628
Roche Holding AG	972	167,968
SGS SA	92	109,646
Swatch Group AG (The), Class B	1,444	435,343
Synthes, Inc.	380	47,202
Unique Zurich Airport	400	162,559
		4,226,234
TURKEY— 0.2%
Acibadem Saglik Hizmetleri ve Ticaret AS	22,694	160,717

UKRAINE— 0.3%
Ukrnafta - ADR *	34	16,883
UkrTelecom - GDR *	18,678	184,312
		201,195
UNITED ARAB EMIRATES— 0.1%
DP World Ltd. *	46,219	56,387

UNITED KINGDOM— 10.0%
Ablon Group *	5,094	26,311
AMEC Plc	6,201	103,492
Anglo American Plc	10,915	669,139
BAE Systems Plc	5,635	55,855
BHP Billiton Plc	7,194	221,371
BP Plc	71,032	869,503
Burberry Group Plc	7,497	84,981
Cadbury Schweppes Plc	8,317	102,802
Ceres Power Holdings Plc *	6,728	41,647
Compass Group Plc	19,683	120,862
Diageo Plc	32,745	703,899
GlaxoSmithKline Plc	7,832	199,382
Highland Gold Mining Ltd. *	17,475	55,304
Intertek Group Plc	3,829	75,450
Kingfisher Plc	4,740	13,737
Peter Hambro Mining Plc *	1,880	45,839
Qinetiq Plc	9,578	37,556
Reckitt Benckiser Plc	6,082	352,759
Rio Tinto Plc	6,659	704,721
Rolls-Royce Group Plc	18,267	198,519
Rolls-Royce Group Plc., Class B	880,679	1,928
Scottish & Newcastle Plc	3,364	49,649
Sibir Energy Plc	7,614	87,141
Smith & Nephew Plc	15,260	176,167
Tesco Plc	41,661	395,747
Vodafone Group Plc	245,250	916,740
William Hill Plc	2,281	23,813
WPP Group Plc	3,082	39,690
Xchanging Plc *	2,741	15,276
Xstrata Plc	11,192	$790,820
		7,180,100
UNITED STATES— 0.1%
CTC Media, Inc. *	2,097	63,329

Total Common & Preferred Stocks (Cost $53,675,457)		65,306,551

WARRANTS—4.4%
INDIA— 4.0%
Bharti Tele-Ventures Ltd., Expires 5/31/10 *	11,256	284,246
ICICI Bank Ltd., Expires 10/24/12	2,313	72,346
ICICI Bank Ltd., Expires 5/10/10 *	3,588	112,775
ICICI Bank Ltd., Expires 6/30/09	1,022	31,634
State Bank of India, Expires 1/19/09	7,553	452,221
State Bank of India, Expires 6/17/08 *	30,747	1,849,930
Suzlon Energy, Expires 1/20/10	1,262	61,718
		2,864,870
ROMANIA— 0.3%
BRD - Groupe Societe General, Expires 6/30/17	19,632	226,255

UKRAINE— 0.1%
Laona Investments, Expires 11/14/08	3	25,060
Total Warrants (Cost $1,420,747)		3,116,185

INVESTMENT COMPANIES—3.5%
AUSTRALIA— 0.4%(a)
iShares MSCI Australia Index Fund	10,623	307,642
CANADA— 1.0%(a)
iShares MSCI Canada Index Fund	22,484	721,287
EUROPEAN UNION— 0.4%
iShares DJ Euro STOXX 50	4,472	289,617
GERMANY— 0.5%
iShares DAX	3,271	365,670
HONG KONG— 0.5%
Hang Seng Investment Index Funds Series - H Share	3,424	70,835

See Notes to Statements of Investments

	SHARES/ PRINCIPAL AMOUNT	VALUE
HONG KONG (CONTINUED)
Hang Seng Investment Index Funds Series II	7,946	$284,539
		355,374
INDIA— 0.3%
iShares MSCI India Index Fund	17,394	166,113

TAIWAN— 0.4%
iShares MSCI Taiwan Index Fund (a)	20,353	306,516

Total Investment Companies (Cost $2,556,441)		2,512,219

REPURCHASE AGREEMENT —0.2%
Bear Stearns & Co., Inc., 1.50%, Due 1/2/08, Repurchase price $127,112, Collateralized by $455,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $412,048)	$127,082	127,082

Total Repurchase Agreement (Cost $127,083)		127,082

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—1.1%
Bear Stearns & Co., Inc., 3.38%-4.50%, Due 1/2/08, Repurchase price $812,520 Collateralized by $930,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $842,208)	812,520	812,520

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $812,520)		812,520

Total Investments (Cost $58,592,248)	100.1%	71,874,557

Liabilities in excess of other assets	(0.1)%	(48,332)

Net Assets	100.0%	$71,826,225

*		Denotes non-income producing security.
(a)		All or part of this security has been loaned as of December 31, 2007.
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PLC	-	Public Liability Co.

See Notes to Statements of Investments

Rsi Retirement Trust

STATEMENT OF INVESTMENTS

ACTIVELY MANAGED BOND FUND

December 31, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—7.6%
Citigroup, Inc., 6.50%, 1/18/11	$500,000	$522,106
Financing Corp., 9.40%, 2/8/18	100,000	138,908
General Electric Capital Corp., 4.63%, 8/5/25, Medium Term Note	400,000	381,477
Morgan Stanley Dean Witter, 5.30%, 3/1/13	1,000,000	997,484
Public Service Electric & Gas, 6.38%, 5/1/08	525,000	526,934
TransAmerica Financial Corp., 0.00%, 9/1/12	3,000,000	2,373,639
U.S. Bank, N.A.
6.30%, 2/4/14 (a)	1,500,000	1,595,535
6.38%, 8/1/11 (a)	1,000,000	1,048,785

Total Corporate Bonds (Cost $7,329,871)		7,584,868

MORTGAGE-BACKED SECURITIES—18.1%
Banc of America Mortgage Securities
5.50%, 7/25/33, Remic 03-5 1A38	1,000,000	980,736
5.50%, 4/25/34, Remic 04-3 1A24	1,000,000	982,943
5.50%, 7/25/35, Remic 05-6 1A5	1,402,901	1,404,106
Bear Stearns Asset Backed Securities, Inc., 5.50%, 12/25/35, Remic 06-AC1 21A2	839,968	840,520
Countrywide Alternative Loan Trust
5.50%, 9/25/35, Remic 05-35CB 2A2	883,719	855,827
5.50%, 11/25/35, Remic 05-55CB 2A2	1,173,673	1,096,488
5.50%, 12/25/35, Remic 05-57CB 4A7	1,000,000	881,896
Countrywide Home Loans, Inc.
4.50%, 8/25/19, Remic 04-J7 2A2	1,000,000	918,887
5.50%, 11/25/35, Remic 05-J4 A8	900,000	834,709
CS First Boston Mortgage Securities Corp. Series 2005-3 3A6, 5.50%, 7/25/35	1,246,613	1,188,686
First Horizon Mortgage Pass-Through Trust - Series 2005-5 Class 2A1, 5.00%, 10/25/20	8,233	8,122
GSR Mortgage Loan Trust, 6.50%, 5/25/34, Remic 04-6F 3A3	2,500,000	2,548,298
Residential Asset Securitization Trust, 5.75%, 12/25/34, Remic 04-A9 A10	1,000,000	951,360
Washington Mutual MSC Mortgage Pass-Through Certificates
5.75%, 2/25/33, Remic 03-MS2 4A6	1,000,000	980,123
6.00%, 11/25/35, Remic 05-10 3CB2	822,220	781,936
Wells Fargo Mortgage Backed Securities Trust
0.00%, 1/25/19, Remic 04-2 APO	3,070,297	2,305,619
5.50%, 2/25/34, Remic 04-1 A37	619,877	571,915

Total Mortgage-Backed Securities (Cost $18,745,274)		18,132,171

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS—72.7%
Federal Farm Credit Bank
5.70%, 4/18/22	1,000,000	1,026,244
Federal Home Loan Mortgage Corp.
5.00%, 10/15/22, Remic 2662DG	775,000	768,834
5.45%, 11/21/13 , Medium Term Note	1,500,000	1,512,519
5.50%, 10/15/17, Remic 2517BH	1,091,399	1,110,552
5.50%, 8/15/31, Remic 2672GH	$2,000,000	$1,991,093
5.50%, 11/15/31, Remic 2382DZ	721,882	667,172
5.50%, 8/15/32, Remic 2492Z	3,688,996	3,646,368
5.95%, 5/15/28, Remic 2059Z	360,919	367,451
6.00%, 4/15/13, Remic 2052PL	291,767	298,265
6.00%, 6/15/23, Remic 2707VD	2,000,000	2,000,830
6.00%, 6/15/26, Remic 3174 HD	1,330,549	1,397,523
6.00%, 3/15/28, Remic 2115BJ	1,302,850	1,307,240
6.00%, 8/15/28, Remic 2205ZA	1,614,143	1,633,886
6.00%, 3/15/29, Remic 2132PE	1,000,000	1,021,034
6.00%, 6/15/29, Remic 2162PH	518,016	530,462
6.00%, 8/15/29, Remic 2303CJ	228,695	229,755
6.00%, 4/15/31, Remic 2306PL	1,123,152	1,146,671
6.00%, 9/15/31, Remic 2365C	322,338	328,659
6.00%, 10/15/31, Remic 2794AZ	1,239,198	1,180,954
6.00%, 8/15/32, Remic 2489PE	497,216	507,717
6.00%, 8/15/32, Remic 2485WG	1,000,000	1,014,006
6.00%, 2/15/33, Remic 2575QE	1,947,035	1,973,864
6.00%, 1/15/34, Remic 2728DC	1,000,000	1,024,620
6.00%, 4/15/34, Remic 2778ZT	1,457,111	1,464,736
6.00%, 6/15/34, Remic 2809GJ	1,000,000	1,014,023
6.00%, 11/15/34, Remic 2881BZ	541,199	545,477
6.50%, 12/15/23, Remic 1628LZ	688,771	716,948
6.50%, 5/15/28, Remic 2060Z	533,411	552,119
6.50%, 6/15/31, Remic 2328QE	597,244	616,450
6.50%, 7/15/31, Remic 2333KA	648,011	669,565
6.75%, 5/15/28, Remic 2057PE	374,315	386,177
7.00%, 6/15/28, Remic 2064TE	114,198	120,314
7.50%, 5/15/28, Remic 2054PV	304,853	323,204
8.00%, 6/15/22, Remic 1316Z	4,725	4,951
8.00%, 6/15/22, Remic 1316ZA	295,371	294,884
Federal National Mortgage Assoc.
0.00%, 10/25/22, Remic 93-124M	64,734	55,651
0.00%, 6/25/23, Remic 93-100K	214,202	192,893
0.00%, 7/25/30, Remic 00-23PO	373,481	298,624
0.00%, 6/27/36	5,000,000	657,540
5.00%, 6/25/23, Remic 03-48TC	1,000,000	951,700
5.00%, 6/25/23, Remic 03-83PG	1,000,000	999,617
5.30%, 5/7/12	1,000,000	1,011,841
5.50%, 3/25/17, Remic 02-11QG	700,000	713,586
5.50%, 7/25/30, Remic 05-45YB	1,000,000	1,013,013
5.50%, 11/25/31, Remic 03-91QD	500,000	495,790
5.50%, 3/25/32, Remic 03-32PH	1,920,996	1,915,800
5.50%, 1/25/33, Remic 04-61EQ	1,000,000	989,557
6.00%, 4/6/20	1,000,000	1,000,482
6.00%, 5/19/20	750,000	751,879
6.00%, 9/1/25, Pool #344321	417,014	423,490
6.00%, 3/18/28, Remic 98-11Z	612,214	629,350
6.00%, 10/25/32, Remic 04-45ZL	1,239,198	1,244,642
6.50%, 12/25/23, Remic 93-223ZA	1,742,207	1,817,255
6.50%, 10/25/28, Remic 98-59Z	515,157	531,355
6.50%, 10/25/31, Remic 02-48GF	869,096	881,733
7.00%, 6/25/13, Remic 93-65ZZ	836,374	867,498
7.00%, 2/25/23, Remic 97-61ZC	211,980	225,593
7.00%, 7/25/23, Remic 93-112ZB	789,387	826,879
7.00%, 12/25/23, Remic 93-250DZ	211,718	230,851
7.38%, 4/25/24, Remic 94-65LL	227,000	243,089
7.50%, 9/25/22, Remic 92-161H	92,646	99,710
7.50%, 4/25/24, Remic 94-61E	262,895	275,789
7.50%, 6/17/26, Remic G96-1PK	271,074	293,810
7.50%, 2/25/30, Remic 00-2ZE	706,493	737,482
8.00%, 4/25/22, Remic 92-55DZ	508,942	518,213

See Notes to Statements of Investments

	PRINCIPAL AMOUNT	VALUE
8.25%, 5/1/10, Pool #15569	$197	$197
8.40%, 12/25/21, Remic 91-169M	12,042	13,093
9.00%, 11/25/28, Remic 98-62DC	514,988	582,638
10.00%, 6/17/27, Remic 97-49B	10,361	11,883
Government National Mortgage Assoc.
5.25%, 1/16/32, Remic 03-6BE	1,000,000	1,005,627
5.50%, 4/16/33, Remic 03-83BC	1,000,000	1,001,832
6.00%, 5/20/23, Remic 04-5VB	1,000,000	1,026,214
6.00%, 12/16/33, Remic 03-114Z	2,540,979	2,640,349
6.50%, 3/20/31, Remic 01-4PM	477,295	495,702
7.00%, 2/20/26, Remic 98-22K	247,426	259,537
7.50%, 9/17/25, Remic 98-26K	293,013	311,991
7.50%, 7/20/27, Remic 97-11D	223,914	233,175
8.00%, 9/16/29, Remic 99-31ZC	291,515	320,641
9.50%, 3/20/25, Pool #1977	16,408	17,975
U.S. Treasury Bonds
9.25%, 2/15/16	3,520,000	4,805,624
U.S. Treasury Strips
0.00%, 2/15/10	6,180,000	5,797,909

Total United States Government & Agency Obligations (Cost $71,254,129)		72,813,666

REPURCHASE AGREEMENT —1.2%
Bear Stearns & Co., Inc., 1.50%, Due 1/2/08, Repurchase price $1,224,131, Collateralized by $1,440,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $1,304,064)	1,223,845	1,223,845

Total Repurchase Agreement (Cost $1,223,845)		1,223,845

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—1.1%
Bear Stearns & Co., Inc., 4.50%, Due 1/2/08, Repurchase price $1,138,470, Collateralized by $1,295,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $1,172,752)	1,138,185	1,138,185

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,138,185)		1,138,185

Total Investments (Cost $99,691,304)	100.7%	100,892,735

Liabilities in excess of other assets	(0.7)%	(741,902)

Net Assets	100.0%	$100,150,833

(a)		All or part of this security has been loaned as of December 31, 2007.
REMIC	-	Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments

Rsi Retirement Trust

STATEMENT OF INVESTMENTS

INTERMEDIATE-TERM BOND FUND

December 31, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—4.9%
GE Capital Corp., 1/4/08	$1,300,000	$1,299,408

CORPORATE BONDS—9.6%
Citigroup, Inc., 6.50%, 1/18/11	500,000	522,106
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	500,000	527,103
General Electric Co., 5.00%, 2/1/13	1,000,000	1,012,723
Morgan Stanley, 6.60%, 4/1/12	450,000	472,825

Total Corporate Bonds (Cost $2,495,044)		2,534,757

MORTGAGE-BACKED SECURITIES—12.5%
Banc of America Alternative Loan Trust, 6.00%, 8/25/34, Remic 04-7 2A2	473,810	468,627
Bear Stearns Asset Backed Securities, Inc., 5.50%, 12/25/35, Remic 06-AC1 21A2	343,623	343,849
GSR Mortgage Loan Trust, 6.50%, 5/25/34, Remic 04-6F 3A3	1,200,000	1,223,183
Residential Asset Mortgage Products, Inc., 7.00%, 6/25/32, Remic 02-SL1 AI3	371,339	370,315
Structured Asset Securities Corp.
0.00%, 8/25/31, Remic 01-SB1 APO	261,656	162,518
5.50%, 7/25/33, Remic 03-21 1A3	279,587	263,553
Washington Mutual, 6.50%, 10/19/29, Remic 02-S4 A4	173,916	175,871
Wells Fargo Mortgage Backed Securities Trust, 0.00%, 1/25/19, Remic 04-2 APO	380,808	285,965

Total Mortgage-Backed Securities (Cost $3,426,883)		3,293,881

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS —67.8%
Federal Home Loan Bank
5.00%, 10/24/11	150,000	150,541
5.00%, 11/26/12	614,286	614,344
Federal Home Loan Mortgage Corp.
5.50%, 10/15/17, Remic 2517BH	1,091,399	1,110,553
5.95%, 5/15/28, Remic 2059Z	311,137	316,768
6.00%, 4/15/13, Remic 2052PL	175,060	178,959
6.00%, 8/15/16, Remic 2344 QG	240,042	247,607
6.00%, 11/1/21, Gold Pool #C90492	105,859	108,188
6.00%, 11/15/23, Remic 1620Z	264,752	271,175
6.00%, 3/15/29, Remic 2132PE	793,000	809,680
6.25%, 12/15/28, Remic 2108CB	247,358	253,558
6.50%, 10/15/08, Remic 1587Z	106,704	106,500
6.50%, 1/15/28, Remic 2036-PG	496,651	511,603
6.50%, 4/15/28, Remic 2053Z	293,216	306,030
6.50%, 6/15/31, Remic 2328QE	398,162	410,967
6.50%, 1/15/32, Remic 2407BJ	160,609	169,524
6.75%, 5/15/28, Remic 2057PE	327,389	337,764
7.00%, 7/15/22, Remic 1311K	78,915	81,834
7.00%, 6/15/28, Remic 2064TE	114,198	120,314
7.50%, 5/15/28, Remic 2054PV	164,152	174,033
8.00%, 9/1/09, Pool #189332	18,480	18,780
8.50%, 9/15/24, Remic 1753D	24,393	25,923
Federal National Mortgage Assoc.
0.00%, 3/1/18, Remic 29-1	$1,115	$943
0.00%, 4/25/24, Remic 94-76KB	92,988	60,042
4.00%, 4/25/19, Remic 04-18CB	1,000,000	939,024
5.00%, 4/11/14	400,000	400,090
5.00%, 9/15/14	350,000	350,067
5.00%, 12/30/14	500,000	500,080
5.25%, 1/28/13	600,000	600,557
5.30%, 5/7/12	1,000,000	1,011,841
5.50%, 12/30/14	400,000	402,407
5.50%, 3/25/32, Remic 03-32PH	1,000,000	997,295
5.50%, 9/25/32, Remic 03-47PD	338,000	338,046
5.50%, 1/25/33, Remic 04-61EQ	400,000	395,823
6.00%, 2/25/17, Remic 02-2UC	236,584	243,000
6.00%, 9/1/25, Pool #344321	263,075	267,161
6.00%, 7/25/29, Remic 99-32B	316,816	318,220
6.00%, 10/25/31, Remic 01-53OP	423,787	433,216
7.00%, 6/25/13, Remic 93-65ZZ	412,867	428,232
7.00%, 1/25/22, Remic G92-15Z	124,762	127,787
7.00%, 1/25/42, Remic 02-14A1	39,626	41,755
7.50%, 9/25/21, Remic 91-113ZE	234,350	252,695
7.50%, 10/25/21, Remic G-41PT	46,781	48,687
8.00%, 1/25/23, Remic 93-4LA	34,495	37,514
8.60%, 10/25/19, Remic 89-62G	16,679	18,250
5.50%, 7/25/30, Remic 05-45YB	500,000	506,506
Government National Mortgage Assoc.
5.00%, 11/16/28, Remic 2004-4 MC	1,000,000	1,009,231
5.50%, 4/16/33, Remic 03-83BC	1,000,000	1,001,832
6.00%, 6/16/32, Remic 02-41ZD	307,019	317,486
7.00%, 8/16/32, Remic 03-115BV	329,764	350,553
8.25%, 6/15/27, Pool #440640	134,850	145,527

Total United States Government & Agency Obligations (Cost $17,797,648)		17,868,512

REPURCHASE AGREEMENT —4.9%
Bear Stearns & Co., Inc., Due 1/2/08, Repurchase price $1,287,079, Collateralized by $1,480,000 U.S. Treasury Strips, 0.00%, Due 2/15/11 (Value $1,340,288)	1,286,779	1,286,779

Total Repurchase Agreement (Cost $1,286,779)		1,286,779

Total Investments (Cost $26,305,910)	99.7%	26,283,337

Other assets in excess of liabilities	0.3%	72,699

Net Assets	100.0%	$26,356,036

REMIC	-	Real Estate Mortgage Investment Conduit

RSI RETIREMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

NOTE 1.  GENERAL

Participation in RSI Retirement Trust (“the Trust”) is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code (“Code”) and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code (“Participating Plans”).

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 (“Trust Agreement”), as a series fund currently issuing, as of December 31, 2007, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. (“Distributors”) acts as the primary distributor of the Investment Funds’ units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. (“RSGroup®”).  The officers of the Trust are also officers of RSGroup® and its subsidiaries.

RSGroup® is a full service retirement benefits consulting firm, serving both tax-qualified and non-qualified retirement plans. It provides consulting, administrative, recordkeeping, trust, custodial, distribution and investment advisory services through five wholly-owned subsidiary companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES & SECURITIES TRANSACTIONS

A. Securities Valuation. Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

1.               each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing price or bid price;

2.               United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

3.               short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by Trust’s Board of Trustees (“Trustees”).

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust’s assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on the interest method. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Unrealized Appreciation (Depreciation)

Net unrealized appreciation (depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at December 31, 2007 for each of the Investment Funds was as follows:

	Net Unrealized	Gross	Gross
	Appreciation	Unrealized	Unrealized
	(Depreciation)	Appreciation	Depreciation
Core Equity Fund	$23,873,747	$27,962,135	$(4,088,388)
Value Equity Fund	(3,850,431)	6,671,791	(10,522,222)
Emerging Growth Equity Fund	5,051,020	8,184,769	(3,133,749)
International Equity Fund	13,282,310	15,978,599	(2,696,289)
Actively Managed Bond Fund	1,201,431	2,447,357	(1,245,926)
Intermediate-Term Bond Fund	(22,573)	256,386	(278,959)

C. Repurchase Agreements. The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ adviser, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Securities Lending. The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of December 31, 2007. The cash collateral received was invested into repurchase agreements.

	Value of	Value of
	Securities Loaned	Collateral
Core Equity Fund	$2,482,767	$2,542,473
Value Equity Fund	7,298,553	7,508,371
Emerging Growth Equity Fund	10,636,199	10,959,523
International Equity Fund	792,910	812,332
Actively Managed Bond Fund	1,093,086	1,138,185
Intermediate-Term Bond Fund	—	—

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds’ obligations under the contracts. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

E. Financial Futures Contracts. The Investment Funds may enter into financial futures contracts that require initial margin deposits of cash or U.S. government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

F. Options Valuation. The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security. For the quarter ended December 31, 2007, the Investment Funds did not write any options on equity securities.

G. Forward Currency Contracts. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of December 31, 2007, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements as the Fund’s net unrealized depreciation of $84,730, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at December 31, 2007.

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation(Depreciation)

Short Contracts
Australian Dollar	03/12/08	$45,263	$46,227	$(964)
Czech Koruna	03/20/08	347,959	349,374	(1,415)
Hungarian Forint	01/02/08	23,214	23,719	(505)
Hungarian Forint	02/19/08	712,494	719,113	(6,619)
Japanese Yen	02/20/08	1,950,249	1,932,711	17,538
Mexican Nuevo Peso	02/21/08	403,426	405,180	(1,754)
Polish Zloty	02/19/08	742,447	756,681	(14,234)
Turkish Lira	03/24/08	169,665	172,224	(2,559)
Total Short Contracts		$4,394,717	$4,405,229	$(10,512)

Long Contracts
Australian Dollar	03/12/08	437,160	438,504	1,344
Euro	01/02/08	11,308	11,468	160
Japanese Yen	02/20/08	5,581,622	5,505,900	(75,722)
Total Long Contracts		$6,030,090	$5,955,872	$(74,218)

Net Unrealized Depreciation				$(84,730)

For additional information, see most recent annual or semi-annual report and the investment funds’ prospectus.

Item 2. Controls and Procedures.

(a)         Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	2/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	2/22/2008

By (Signature and Title)*	/s/ William J. Pieper, Treasurer
William J. Pieper, Treasurer

Date	2/22/2008

* Print the name and title of each signing officer under his or her signature.